Corporate transactions - Discontinued operations (Details) - USD ($) $ in Millions					12 Months Ended
		Dec. 31, 2021	Dec. 13, 2021	Sep. 13, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 21, 2019
Income statement
Gross premiums earned					$ 24,217	$ 23,495	$ 23,855
Outward reinsurance premiums					(1,844)	(1,625)	(1,116)
Earned premiums, net of reinsurance					22,373	21,870	22,739
Total revenue, net of reinsurance					26,500	36,247	38,339
Benefits and claims, net of reinsurance					(18,911)	(28,588)	(29,171)
Acquisition costs and other expenditure					(4,560)	(4,651)	(5,908)
Total charges net of reinsurance					(23,834)	(33,585)	(35,717)
Profit before tax					2,676	2,908	2,654
Profit (loss) before tax	[1]				3,018	3,179	3,019
Cash flows
Cash and cash equivalents at beginning of year					8,018	6,965	15,442
Effect of exchange rate changes on cash and cash equivalents					(44)	70	203
Cash and cash equivalents at end of year		$ 7,170			7,170	8,018	6,965
Balance sheet
Deferred acquisition costs and other intangible assets		6,858			6,858
Reinsurers' share of insurance contract liabilities		9,753			9,753
Financial investments		168,479			168,479	155,593
Cash and cash equivalents		7,170			7,170	6,397	5,005
Attributable to:
Equity holders of the Company		17,088			17,088	20,878
Non-controlling interests		$ 176			$ 176
Jackson
Discontinued operations
Share Repurchase program value			$ 300
Number of shares repurchased from entity			2,242,516
Discontinued US operations
Discontinued operations
Percentage of voting interest distributed on demerger				70.10%
Percentage of economic interest distributed on demerger				69.20%
Proportion of voting interest retained after disposal				19.90%
Proportion of economic interest retained after disposal				19.70%
Remaining economic interest		18.40%
Remaining voting interest		18.50%
Period of time for monetisation of investment after demerger					12 months
Proportion of interest to be retained after monetisation of investment					10.00%
Loss on remeasurement to fair value attributable to Group				$ (7,341)
Economic interest held by parent				88.90%
Loss on remeasurement to fair value attributable to non-controlling interest				$ (918)
Dividend in specie				(1,735)
Income statement
Gross premiums earned					$ 14,047	19,026	21,209
Outward reinsurance premiums					(274)	(30,584)	(467)
Earned premiums, net of reinsurance					13,773	(11,558)	20,742
Investment return and other income					32,199	31,321	34,689
Total revenue, net of reinsurance					45,972	19,763	55,431
Benefits and claims, net of reinsurance					(41,350)	(19,617)	(54,734)
Acquisition costs and other expenditure					(2,305)	(906)	(1,429)
Total charges net of reinsurance					(43,655)	(20,523)	(56,163)
Profit (loss) before tax					2,317	(760)	(732)
Tax charge credit					(363)	477	347
Profit (loss) after tax					1,954	(283)	(385)
Remeasurement to fair value on demerger				(8,259)	(8,259)
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled from other comprehensive income					1,278
Loss for the year	[2]				(5,027)	(283)	(385)
Attributable to:
Equity holders of the Company					(4,234)	(340)	(385)
Non-controlling interests					(793)	57
Total comprehensive income
Loss for the period	[2]				(5,027)	(283)	(385)
Other comprehensive (loss) income
Valuation movements on available-for-sale debt securities in the year					(1,053)	(100)	4,023
Related change in amortisation of DAC					80	494	(631)
Related tax					210	(102)	(713)
Valuation movements on available-for-sale debt securities, including change in amortisation of DAC and tax					(763)	292	2,679
Cumulative valuation movements on available-for-sale debt securities, net of related tax and change in DAC, and net investment hedges recycled through profit or loss at the point of demerger					(1,278)
Other comprehensive (loss) income for the period, net of related tax					(2,041)	292	2,679
Total comprehensive (loss) income from discontinued operations					(7,068)	9	2,294
Attributable to:
Equity holders of the Company					(6,283)	(40)	2,294
Non-controlling interests					(785)	49	0
Cash flows
Net cash flows from operating activities					(423)	(807)	(1,304)
Net cash flows from investing activities						(2)	(5)
Net cash flows from financing activities					2,329	470	(33)
Cash divested upon demerger					(3,527)
Net cash flows from discontinued operations	[3]				(1,621)	(339)	(1,342)
Net cash flows between discontinued and continuing operations							(525)
Cash and cash equivalents at beginning of year					1,621	1,960	3,827
Cash and cash equivalents at end of year						1,621	1,960
Issuance of debt					2,350
Pre-demerger dividend					$ 0	0
Balance sheet
Deferred acquisition costs and other intangible assets				14,018		13,881
Reinsurers' share of insurance contract liabilities				34,014		35,232
Financial investments				293,562
Cash and cash equivalents				3,527		1,621
Policyholder liabilities				(316,495)
Net other assets and liabilities				(17,861)
Net assets and liabilities of discontinued US operations at demerger before remeasurement to fair value				10,765
Adjustment for remeasurement of the carrying value of the business to fair value on demerger				(8,259)
Net assets and liabilities of discontinued US operations at demerger after remeasurement to fair value				2,506
Attributable to:
Equity holders of the Company				2,228
Non-controlling interests				$ 278
Discontinued US operations | Athene
Discontinued operations
Proportion of voting interest retained after disposal				9.90%
Proportion of economic interest retained after disposal				11.10%
Discontinued US operations | Athene
Income statement
Outward reinsurance premiums						$ (30,200)
Discontinued US operations | Maximum
Discontinued operations
Proportion of interest to be retained after monetisation of investment					10.00%
Discontinued UK and Europe operations
Discontinued operations
Dividend in specie								$ (7,379)
Income statement
Total revenue, net of reinsurance							33,212
Total charges net of reinsurance							(31,118)
Profit before tax							2,094
Cumulative exchange loss recycled from other comprehensive income							(2,668)
Profit (loss) before tax							(386)
Tax charge credit							(775)
Remeasurement to fair value on demerger							188
Loss for the year	[2]						(1,161)
Attributable to:
Equity holders of the Company							(1,161)
Total comprehensive income
Loss for the period	[2]						(1,161)
Other comprehensive (loss) income
Cumulative exchange loss recycled through profit or loss							2,668
Other items, net of related tax							203
Other comprehensive (loss) income for the period, net of related tax							2,871
Total comprehensive (loss) income from discontinued operations	[4]						1,710
Attributable to:
Equity holders of the Company							1,710
Cash flows
Net cash flows from operating activities							2,375
Net cash flows from investing activities							(454)
Cash divested upon demerger							(7,611)
Net cash flows from discontinued operations	[3]						(5,690)
Net cash flows between discontinued and continuing operations							(436)
Cash and cash equivalents at beginning of year							6,048
Effect of exchange rate changes on cash and cash equivalents							78
Pre-demerger dividend							(4,525)
Payment received from Prudential plc for the transfer of debt to M&G plc prior to the demerger							$ 4,161

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Loss from discontinued operations represents the aggregate of the post-tax results during the year up to demerger and the remeasurement adjustment to the carrying value of the business and recycling of cumulative reserves from other comprehensive income upon demerger (see note D1.2 and note D1.3).
[3]	The statement of cash flows is presented excluding intragroup cash flows between the continuing and discontinued operations. The 2019 effect of exchange rate changes included $78 million from discontinued UK and Europe operations up to demerger. See note D1.3 for details.
[4]	The $2,808 million movement in translation reserve from discontinued operations was recognised in other comprehensive income and represented an exchange gain of $140 million on translating the results from discontinued operations during the period of ownership in 2019 and the recycling of the cumulative exchange loss of $2,668 million through the profit or loss upon the demerger. The Group's accounting principles on foreign exchange translation are described in note A1.